Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets.
Summary of intangible assets

						Advances for
		Customer		Computer		intangibles, CIP
Cost:	Goodwill	relationships	Licenses	Software	Trade marks	and others	Total
Balance as of December 31, 2018	6,378	5,414	183	1,354	355	106	13,790
Additions	—	—	—	236	—	211	447
Additions from business combinations	777	159	—	280	32	—	1,248
Transfer between groups	—	—	—	36	—	(36)	—
Disposals	—	—	—	(156)	—	(39)	(195)
Balance as of December 31, 2019	7,155	5,573	183	1,750	387	242	15,290
Additions	22	—	—	120	—	56	198
Additions from business combinations	—	—	—	—	—	—	—
Transfer between groups	—	—	—	95	—	(95)	—
Disposals	(93)	(88)	—	(414)	—	(92)	(687)
Balance as of December 31, 2020	7,084	5,485	183	1,551	387	111	14,801
Accumulated Amortization:
Balance as of December 31, 2018	—	(2,107)	—	(660)	(167)	(10)	(2,944)
Amortization charge	—	(301)	—	(317)	(44)	(10)	(672)
Impairment	(93)	(67)	—	(148)	(115)	(18)	(441)
Disposals	—	—	—	82	—	1	83
Balance as of December 31, 2019	(93)	(2,475)	—	(1,043)	(326)	(37)	(3,974)
Amortization charge (including discontinued operations)	—	(300)	—	(216)	(30)	(21)	(567)
Impairment (Note 11)	—	—	—	(61)	—	(50)	(111)
Disposals	93	88	—	394	—	89	664
Balance as of December 31, 2020	—	(2,687)	—	(926)	(356)	(19)	(3,988)
Net book value
As of December 31, 2018	6,378	3,307	183	694	188	96	10,846
As of December 31, 2019	7,062	3,098	183	707	61	205	11,316
As of December 31, 2020	7,084	2,798	183	625	31	92	10,813